Temporary Equity	12 Months Ended
Dec. 31, 2025
Temporary Equity [Abstract]
TEMPORARY EQUITY
NOTE 7:	TEMPORARY EQUITY

Upon completion of the IPO on October 30, 2024, all outstanding Preferred Shares were converted into 70 ordinary shares and their preference rights expired. Accordingly, the preferred shares were classified from temporary equity to shareholders equity.